Taxes - Summary of Reconciliation of Effective and Applicable Income Tax Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Effective And Applicable Income Tax Expenses [Line Items]
Profit before tax	$ 3,273	$ 9,174	$ 3,290
PRRT benefit/(expense)	898	(313)	297
Tax expense/(benefit)	653	2,912	957
Income Tax [Member]
Disclosure Of Reconciliation Of Effective And Applicable Income Tax Expenses [Line Items]
Profit before tax	3,273	9,174	3,290
PRRT benefit/(expense)	(898)	313	(297)
Profit/(loss) before income tax	2,375	9,487	2,993
Effect of tax rate differentials	91	(141)	(42)
Income tax expense/(benefit) calculated at 30%	712	2,847	898
Effect of deferred tax assets not recognised	155	150	114
Effect of tax losses and credits previously unrecognised	(332)	0	0
Effect of goodwill impairment	109	0	0
Reduction in deferred tax liability due to held for sale basis	(78)	0	0
Foreign exchange impact on tax (benefit)/expense	(58)	(44)	(18)
Adjustment to prior years	36	(45)	(2)
Integration and transaction costs non-deductible	4	142	0
Other	14	3	7
Tax expense/(benefit)	653	2,912	957
Petroleum Resource Rent Tax [member]
Disclosure Of Reconciliation Of Effective And Applicable Income Tax Expenses [Line Items]
Profit before tax	3,273	9,174	3,290
Non-PRRT assessable profit	(1,780)	(6,197)	(2,134)
PRRT projects profit before tax	1,493	2,977	1,156
Income tax expense/(benefit) calculated at 30%	598	1,191	462
Derecognition/(recognition) of Pluto general expenditure	611	(1,362)	0
Recognition of transferred exploration spend	(18)	0	0
Augmentation	(292)	(175)	(166)
Other	(1)	33	1
Tax expense/(benefit)	$ 898	$ (313)	$ 297